Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting (Tables) [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
A reconciliation of the totals reported for the reportable segments to the applicable line items in our accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
(in millions)	2012	2011	2010
Net sales	(restated)	(restated)	(restated)
Interventional Cardiology	$2,179	$2,444	$2,624
Peripheral Interventions	769	713	677
Cardiovascular	2,948	3,157	3,301

Cardiac Rhythm Management	1,927	2,072	2,216
Electrophysiology	147	145	147
Rhythm Management	2,074	2,217	2,363

Endoscopy	1,242	1,158	1,090
Urology/Women's Health	496	491	482
Neuromodulation	367	336	305
MedSurg	2,105	1,985	1,877
Net sales allocated to reportable segments	7,127	7,359	7,541
Sales generated from business divestitures	122	140	346
Impact of foreign currency fluctuations	—	123	(81)
	$7,249	$7,622	$7,806

Reconciliation of depreciation by reportable segment to total [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense	(restated)	(restated)	(restated)
Cardiovascular	$106	$116	$118
Rhythm Management	108	105	107
MedSurg	74	73	78
Depreciation expense allocated to reportable segments	288	294	303
Impact of foreign currency fluctuations	—	2	—
	$288	$296	$303

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Income (loss) before income taxes	(restated)	(restated)	(restated)
Cardiovascular	$739	$829	$872
Rhythm Management	242	320	355
MedSurg	637	565	587
Operating income allocated to reportable segments	1,618	1,714	1,814
Corporate expenses and currency exchange	(258)	(254)	(253)
Goodwill and intangible asset impairment charges and acquisition-, divestiture-, litigation-, and restructuring-related net charges	(4,833)	(135)	(1,704)
Amortization expense	(395)	(421)	(513)
Operating income (loss)	(3,868)	904	(656)
Other expense, net	(239)	(262)	(407)
	$(4,107)	$642	$(1,063)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

	As of December 31,
(in millions)	2012	2011
Total assets	(restated)	(restated)
Cardiovascular	$1,535	$1,660
Rhythm Management	1,350	1,390
MedSurg	967	953
Total assets allocated to reportable segments	3,852	4,003
Goodwill	5,973	9,761
Other intangible assets	6,289	6,473
All other corporate assets	1,040	1,053
	$17,154	$21,290

Reconciliation of sales by division and region to consolidated [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Net sales
Interventional Cardiology	$2,179	$2,495	$2,602
Cardiac Rhythm Management	1,908	2,087	2,180
Endoscopy	1,252	1,187	1,079
Peripheral Interventions	774	731	669
Urology/Women’s Health	500	498	481
Neuromodulation	367	336	304
Electrophysiology	147	147	147
	7,127	7,481	7,462
Sales generated from divested businesses	122	141	344
	$7,249	$7,622	$7,806

United States	$3,756	$4,010	$4,215
Japan	931	951	886
Other foreign countries	2,440	2,520	2,361
	7,127	7,481	7,462
Sales generated from divested businesses	122	141	344
	$7,249	$7,622	$7,806

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	As of December 31,
(in millions)	2012	2011	2010
Long-lived assets
United States	$1,065	$1,141	$1,188
Ireland	252	231	219
Other foreign countries	247	298	290
Property, plant and equipment, net	1,564	1,670	1,697
Goodwill	5,973	9,761	10,186
Other intangible assets	6,289	6,473	6,343
	$13,826	$17,904	$18,226